SHARE- BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE- BASED COMPENSATION
NOTE 18: - SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Year ended December 31,
	2017	2016	2015

Share-based compensation	$2,244	$2,943	$4,365

The Company maintains three share option and incentive plans: the Evogene Share Option Plan (2002), the Evogene Ltd. Key Employee Share Incentive Plan, 2003, and the Evogene Ltd. 2013 Share Option Plan. All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares and generally expire 10 years from the grant date.

b.	Share-based payment plan for employees and consultants:

During 2017, 2016 and 2015 the board of directors of the Company approved an issuance to its employees and consultants of 775,750, 200,000 and 692,750 options, respectively. The fair value of the options determined at their grant date using binomial model was approximately $1,102, $524 and $2,287, respectively.

c.	Option grants to key officers and directors:

Date of grant	Grantee	Options granted	Par Value (NIS)	Exercise prices (NIS)	Exercise prices ($)	Total fair value $ in thousands
March 22, 2015	President and CEO	170,000	0.02	39.62	9.78	$663
March 22, 2015	Key officers	285,000	0.02	39.62	9.78	$1,016
March 22, 2015	Director	2,500	0.02	38.77	9.57	$20
	Director	2,500	0.02	40.77	10.06
July 2, 2015	Directors	12,500	0.02	39.53	10.46	$44
November 17, 2015	Key officers	160,000	0.02	31.77	8.14	$382
December 16, 2015	Key officer	130,000	0.02	27.73	7.15	$298
February 29, 2016	Director	2,500	0.02	28.28	7.23	$14
	Director	2,500	0.02	32.72	8.37
May 18, 2016	Directors	12,500	0.02	27.79	7.25	$41
August 10, 2016	Director	10,000	0.02	26.89	7.06	$27
September 26, 2016	Key officer	150,000	0.02	26.21	6.96	$318
January 12, 2017	Director	2,500	0.02	21.18	5.54	$6
April 2, 2017	Key officer	179,000	0.02	20.12	5.54	$318
May 16, 2017	Directors	10,000	0.02	19.59	5.43	$21
August 9, 2017	Key officers	550,000	0.02	18.71	5.20	$705
August 10, 2017	Director	2,500	0.02	18.67	5.19	$4
September 17, 2017	Director	2,500	0.02	17.34	4.92	$4
October 1, 2017	Key officer	15,000	0.02	16.92	4.79	$22

d.	Options exercised:

During 2017, 2016, and 2015 employees, directors and consultants exercised 269,738, 76,447 and 53,408 options, respectively, into a total of 399,593 Ordinary shares, NIS 0.02 par value each of the Company, for a total consideration of $683, $186 and $296, respectively.

e.	Share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors:

	2017		2016		2015
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at January 1,	4,439,884	9.50	4,970,028	9.65	3,770,762	9.75

Grants	1,537,250	5.08	377,500	6.94	1,455,250	8.90

Exercised	(269,738)	2.18	(76,447)	2.45	(53,408)	5.58

Forfeited	(601,096)	10.22	(831,197)	9.87	(202,576)	7.15

Outstanding at December 31,	5,106,300	8.47	4,439,884	9.50	4,970,028	9.65
Exercisable at December 31,	3,146,823	10.73	3,203,850	9.18	2,794,672	8.79

The following table summarizes information about share options outstanding at December 31, 2017:

	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
2.64 – 4.95	724,437	9.36	4.81
5.19 – 6.65	1,068,000	7.71	5.60
6.81 – 7.85	1,059,270	4.72	7.33
8.09 – 9.78	951,365	6.69	9.19
10.03 – 13.70	1,142,728	5.90	12.50
17.65 – 20.39	160,500	6.36	18.75

Total	5,106,300	6.69	8.47

f.	The weighted average outstanding remaining contractual term of the options as of December 31, 2017 is 6.69 years (as of December 31, 2016, it was 6.17 years).

g.	The weighted average fair value of options granted during 2017 was $1.72 (for options granted during 2016, the fair value was $2.93).

h.
The fair value of the Company's share options granted to employees, directors and consultants for the years ended December 31, 2017, 2016 and 2015 was estimated using the binomial model with the following assumptions:

	2017	2016	2015

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	42-43	45-54	48-51
Risk-free interest rate (%)	1.89-2.42	1.87-2.35	1.8-2.7
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-10	5-10	5-10

The expected volatility of the share prices reflects the assumption that the historical volatility of the share prices is reasonably indicative of expected future trends.

i.	Modifications to the conditions of the options:

On December 29, 2015 the board of directors of the Company approved for one of its key officers and several of its employees scheduled to cease their employment with the Company through January 31, 2016 an extension to the originally awarded 3 month period post-employment allowing for exercise of fully vested options to periods ranging between 6 months and 2 years from their unemployment date. The weighted average incremental fair value measured using the Black & Scholes method was approximately $0.63 per option.

On August 10, 2016 the board of directors of the Company approved for one of its key officers scheduled to cease his employment with the Company through August 31, 2016 an extension to the originally awarded 3 month period post-employment allowing for exercise of fully vested options to period of 2 years from his unemployment date. The weighted average incremental fair value measured using the binomial model was approximately $0.67 per option.

On December 28, 2016 the board of directors of the Company approved for one of its key officers scheduled to cease his employment with the Company through December 31, 2016 an extension to the originally awarded 3 month period post-employment allowing for exercise of fully vested options to period of 2 years from his unemployment date. The weighted average incremental fair value measured using the binomial model was approximately $0.05 per option.

On October 1, 2017 the board of directors of the Company approved for one of its key officers and several of its employees scheduled to cease their employment with the Company through December 31, 2017 an extension to the originally awarded 3 month period post-employment allowing for exercise of fully vested options to period of 1 year from their unemployment date. The weighted average incremental fair value measured using the Black & Scholes method was less than $0.01 per option.